UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-06342

Exact name of registrant as specified in charter:	Aberdeen Global Income Fund, Inc.

Address of principal executive offices:	800 Scudders Mill Road Plainsboro, New Jersey 08536

Name and address of agent for service:	Mr. Christian Pittard Aberdeen Asset Management Inc. 1735 Market Street 37th Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5233

Date of fiscal year end:	10/31/06

Date of reporting period:	4/30/06

Item 1	– Reports to Stockholders.

Invests primarily in global fixed-income securities

Semi-Annual Report

April 30, 2006

Letter to Shareholders

June 19, 2006

Dear Shareholder,

We present this Semi-Annual Report which covers the activities of Aberdeen Global Income Fund, Inc. (the “Fund”) for the six-months ended April 30, 2006.

Amendment to Investment Objective, Investment Policies and Investment Restrictions

At the 2006 Annual Meeting of Shareholders (“2006 Annual Meeting”), shareholders approved proposals to amend the Fund’s principal investment objective, to amend the Fund’s fundamental investment policies with respect to the credit quality of the Fund’s portfolio securities, and to amend the Fund’s fundamental investment restrictions regarding borrowing and concentration of investments. Shareholders also voted to amend and restate the Fund’s charter. Shareholders also approved a proposal to amend the Fund’s management agreement and investment advisory agreement to provide that fees paid under those agreements will be based on managed assets attributable to common stock, preferred stock and the amount of any borrowings for investment purposes.

The Fund’s current principal investment objective is to provide high current income by investing primarily in fixed income securities. As a secondary investment objective, the Fund seeks capital appreciation, but only when consistent with its principal investment objective.

The Fund’s investments are now divided into three new categories: investments in Developed Markets, Investment Grade Developing Markets and Sub-Investment Grade Developing Markets. “Developed Markets” are those countries contained in the Citigroup World Government Bond Index, Luxembourg and the Hong Kong Special Administrative Region. “Investment Grade Developing Markets” are those countries whose sovereign debt is rated not less than Baa3 by Moody’s or BBB- by S&P. “Sub-Investment Grade Developing Markets” are those countries that are not Developed Markets or Investment Grade Developing Markets. Under normal circumstances, at least 60% of the Fund’s total assets would be invested in a portfolio of fixed income securities from issuers in Developed Markets or Investment Grade Developing Markets, whether or not denominated in the currency of such country; provided, however, that the Fund will invest at least 40% of its total assets in fixed income securities of issuers in Developed Markets. The Fund may only invest up to 40% of its total assets in fixed income securities of issuers in Sub-Investment Grade Developing Markets, whether or not denominated in the currency of such country.

For more information regarding the foregoing amendments, reference is made to the Fund’s proxy statement dated January 27, 2006, which is available on the Fund’s website and on the SEC’s website at http://www.sec.gov.

Aberdeen Global Income Fund, Inc.

Letter to Shareholders (continued)

Net Asset Value Performance

The Fund’s total return based on net asset value (“NAV”) was 2.8% for the six months ended April 30, 2006 and 8.4% per annum since inception, assuming the reinvestment of distributions.

Share Price Performance

The Fund’s share price fell by 0.4% over the six months, from $13.05 on October 31, 2005 to $13.00 on April 30, 2006. The Fund’s share price on April 30, 2006 represented a discount of 3.8% to the NAV per share of $13.52 on that date, compared with a discount of 5.9% to the NAV per share of $13.87 on October 31, 2005. At the date of this letter, the share price was $12.51, representing a discount of 5.4% to the NAV per share of $13.22.

Credit Quality: 88.3% of Securities Rated or Deemed Equivalent to A or Better

The credit quality of the Fund’s investments has been maintained. As of April 30, 2006, 88.3% of the portfolio was invested in securities where either the issue or the issuer was rated A or better, or judged by Aberdeen Asset Management Asia Limited (the “Investment Manager”) to be of equivalent quality.

Distributions

Distributions to common shareholders for the 12 months ended April 30, 2006 totaled $1.06 dollars per share (including a special distribution of 34 cents). Based on the share price of $13.00 on April 30, 2006, the distribution rate over the 12 months then ended was 8.2% (5.5% excluding the special distribution). Since all distributions are paid after deducting applicable withholding taxes, the effective distribution rate may be higher for those U.S. investors who are able to claim a tax credit.

On June 7, 2006, the Board of Directors authorized a monthly distribution of 6.5 cents per share, payable on July 14, 2006 to common shareholders of record as of June 30, 2006.

The Board’s policy is to provide investors with a stable monthly distribution out of current income, supplemented by realized capital gains and, to the extent necessary, paid-in-capital. It is the Board’s intention that the monthly distribution of at least 6.5 cents per share be maintained for 12 months, beginning with the July 14, 2006 distribution payment. This policy is subject to regular review at the Board’s quarterly meetings, unless market conditions require an earlier evaluation. The next review is scheduled to take place in September 2006.

Portfolio Holdings Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is part of the Fund’s quarterly reports to shareholders, which are

Aberdeen Global Income Fund, Inc.

Letter to Shareholders (concluded)

available on the Fund’s website or upon request and without charge by calling Investor Relations toll-free at 1-866-839-5233.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted proxies related to portfolio securities during the twelve months ended June 30, 2005, is available: (i) upon request and without charge by calling Investor Relations toll-free at 1-866-839-5233; and (ii) on the SEC’s website at http://www.sec.gov.

Investor Relations Information

For information about the Fund, daily updates of share price, NAV, and details of recent distributions, contact Aberdeen Asset Management Inc. by:

•	calling toll free on 1-866-839-5233 in the United States,

•	emailing to InvestorRelations@aberdeen-asset.com, or

•	visiting the website at www.aberdeenfco.com

For information about the Aberdeen Group, visit the Aberdeen website at www.aberdeen-asset.com.

Yours sincerely,

Martin Gilbert

President

All amounts are U.S. dollars unless otherwise stated

Aberdeen Global Income Fund, Inc.

Your Board’s policy is to provide investors with a stable monthly distribution out of current income, supplemented by realized capital gains and, to the extent necessary, paid-in-capital.

The Fund is subject to U.S. corporate, tax and securities laws. Under U.S. tax accounting rules, the amount of distributable income for each fiscal period depends on the actual exchange rates during the entire year between the U.S. dollar and the currencies in which Fund assets are denominated and on the aggregate gains and losses realized by the Fund during the entire year.

Therefore, the exact amount of distributable income for each fiscal year can only be determined as of the end of the Fund’s fiscal year, October 31. However, under the U.S. Investment Company Act of 1940, the Fund may be required to indicate the sources of certain distributions to shareholders.

The Fund estimates that distributions for the fiscal year commencing November 1, 2005, including the distribution paid on June 16, 2006, are comprised entirely of net investment income.

This estimated distribution composition may vary from month to month because it may be materially impacted by future realized gains and losses on securities and fluctuations in the value of the currencies in which Fund assets are denominated.

In January 2007, a Form 1099-DIV will be sent to shareholders, which will state the amount and composition of distributions and provide information with respect to their appropriate tax treatment for the 2006 calendar year.

Aberdeen Global Income Fund, Inc.

Automatic Dividend Reinvestment and Cash Purchase Plan

Common shareholders are automatically enrolled in the Fund’s Automatic Dividend Reinvestment and Cash Purchase Plan (the “Plan”), which allows you to automatically reinvest your distributions in shares of the Fund’s common stock at favorable commission rates, unless an election is made to receive distributions in cash. Distributions made under the Plan are taxable to the same extent as are cash distributions. The Plan also enables you to make additional cash investments in shares of at least $100 per transaction, with a maximum of $10,000 per month, and an aggregate annual limit of $120,000. Under this arrangement, The Bank of New York (the “Plan Agent”) will purchase shares for you on the American Stock Exchange or otherwise on the open market on or before the investment date. The investment date is the 15th day of each month, but if such date is not a business day, the preceding business day.

As a participant in the Plan you will benefit from:

Automatic reinvestment - the Plan Agent will automatically reinvest your distributions, allowing you to gradually grow your holdings in the Fund;

Lower costs - shares are purchased on your behalf under the Plan at low brokerage rates. Brokerage on share purchases is currently 2 cents per share;

Convenience - the Plan Agent will hold your shares in non-certificated form and will provide a detailed plan account statement of your holdings at the end of each month.

To request a brochure containing information on the Plan, please contact the Plan Agent, The Bank of New York, Shareholder Relations Department, P.O. Box 11258, Church Street Station, New York, NY 10286 or call toll free on 1-800-432-8224.

Aberdeen Global Income Fund, Inc.

Report of the Investment Manager

Share Price Performance

On April 30, 2006, the Fund’s share price was $13.00, which represented a discount of 3.8% to the NAV per share of $13.52. As of June 19, 2006, the share price was $12.51, representing a discount of 5.4% to the NAV per share of $13.22.

Auction Market Preferred Stock (AMPS)

The Fund’s $30 million of AMPS continued to be well bid at the weekly auctions. The average interest rate paid was 4.54% over the six months ended April 30, 2006, compared with an interest rate of 4.43% for 30-day U.S. commercial paper over the same period. These rates were higher than for the preceding six month period. The key driver of the increase in the AMPS interest rate was a general rise in market interest rates following the U.S. Federal Reserve’s tightening of monetary policy on four occasions during the six months ended April 30, 2006 by a cumulative 1.0%.

Over the six months to April 30, 2006, the impact of the AMPS on the net asset value attributable to common shareholders has remained positive. The key to this has been the Fund’s ability to lock in fixed rates for 80% of the outstanding AMPS, pursuant to the interest rate swap agreement referred to below, prior to the U.S. Federal Reserve commencing their current monetary policy tightening cycle. This has meant that the differential between the AMPS funding rates and the yields at which the Fund invests remained positive despite the rise in U.S. short-term interest rates.

These factors, in combination, produced a gain due to AMPS of 0.3% over the six months to April 30, 2006.

The Fund has entered into an interest rate swap agreement, based on an aggregate notional amount of $24,000,000, which represents 80% of the total AMPS outstanding. Under the terms of the agreement, as currently in effect, the Fund receives a floating rate of interest (one month USD-LIBOR BBA rate) and pays fixed rates of interest for the terms and based upon the notional amounts set forth below:

Remaining Term as of April 30, 2006	Amount ( in $ Million)	Fixed Rate Payable (%)
54 months	4.8	4.055
30 months	7.2	3.540
18 months	7.2	3.160
6 months	4.8	2.690

A significant risk associated with interest rate swaps is the risk that the counterparty may default or file for bankruptcy, in which case the Fund would bear the risk of loss of the

Aberdeen Global Income Fund, Inc.

Report of the Investment Manager (concluded)

amount expected to be received under the swap agreement. There can be no assurance that the Fund will have an interest rate swap in place at any given time nor can there be any assurance that, if an interest rate swap is in place, it will be successful in hedging the Fund’s interest rate risk with respect to the AMPS. The implementation of this strategy is at the discretion of the AMPS Hedging Committee of the Board of Directors.

Aberdeen Global Income Fund, Inc.

Portfolio Composition

Quality of Investments

As of April 30, 2006, 88.3% of the Fund’s total investments were invested in securities where either the issue or the issuer was rated at least “A” by Standard & Poor’s Corporation or Moody’s Investors Service, Inc. or, if unrated, judged to be of equivalent quality by the Investment Manager. The table below shows the asset quality of the Fund’s portfolio as of April 30, 2006:

	AAA/Aaa	AA/Aa	A	BBB/Baa	BB/Ba*	B*
	%	%	%	%	%	%
Australia	85.9	5.9	4.3	3.9	—	—
Canada	47.4	36.9	15.7	—	—	—
New Zealand	57.1	14.2	28.7	—	—	—
United Kingdom	80.3	2.9	16.8	—	—	—
United States	78.7	5.8	15.5	—	—	—
Asia	44.6	—	—	—	55.4	—
Eastern Europe	5.8	—	—	—	77.5	16.7
Latin America	1.7	—	9.8	18.9	51.8	17.8
South Africa	9.9	—	90.1	—	—	—
Western Europe	97.9	—	—	—	2.1	—
Total Portfolio	67.5	9.3	11.5	1.8	8.3	1.6

* Below investment grade

Geographic Composition

The table below shows the geographic composition (i.e., with U.S. dollar denominated bonds issued by foreign issuers allocated into country of issuance) of the Fund’s total investments as of April 30, 2006, compared with the previous six and twelve months:

	April 30, 2006	October 31, 2005	April 30, 2005
	%	%	%
Australia	18.9	20.3	20.5
Canada	17.6	17.0	17.9
New Zealand	2.9	3.7	7.4
United Kingdom	22.9	21.3	20.5
United States*	10.2	13.7	8.5
Asia	4.4	1.2	1.1
Eastern Europe	2.6	2.5	3.0
Latin America	5.8	6.0	6.0
South Africa	1.3	0.9	0.9
Western Europe	13.4	13.4	14.2
Total Portfolio	100.0	100.0	100.0

* It is the policy of the Investment Manager to maintain a portion of the Fund’s investments in U.S. short-term securities to cover distributions and expenses.

Aberdeen Global Income Fund, Inc.

Portfolio Composition (concluded)

Currency Composition

The table below shows the currency composition of the Fund’s total investments as of April 30, 2006, compared with the previous six and twelve months:

	April 30, 2006	October 31, 2005	April 30, 2005
	%	%	%
Australian Dollar	24.3	23.1	23.3
Canadian Dollar	15.7	16.9	17.1
New Zealand Dollar	11.4	12.4	18.3
British Pound	24.5	23.7	23.5
United States Dollar*	12.8	15.9	10.4
Asian Currencies	2.0	—	—
Latin American Currencies	2.3	2.2	1.4
South African Rand	1.3	0.9	0.9
Western European Currencies	5.7	4.9	5.1
Total Portfolio	100.0	100.0	100.0

* Includes U.S. dollar denominated bonds issued by foreign issuers.

Maturity Composition

As of April 30, 2006, the average maturity of the Fund’s total investments was 5.7 years, compared with 5.9 years on October 31, 2005. The table below shows the maturity composition of the Fund’s investments as of April 30, 2006:

	Less than 1 year	1 to 5 years	5 to 10 years	Over 10 years
	%	%	%	%
Australia	4.2	53.6	38.0	4.2
Canada	2.1	27.8	38.1	32.0
New Zealand	28.3	14.2	57.5	—
United Kingdom	9.4	70.7	13.9	6.0
United States	46.5	40.0	13.5	—
Asia	—	—	98.4	1.6
Eastern Europe	—	21.2	78.8	—
Latin America	—	—	90.5	9.5
South Africa	—	100.0	—	—
Western Europe	16.6	64.1	12.3	7.0
Total Portfolio	11.1	46.4	32.9	9.6

Aberdeen Global Income Fund, Inc.

Summary of Key Rates

The following table summarizes the movements of key interest rates and currencies from the previous six and twelve month periods.

	April 30, 2006		October 31, 2005		April 30, 2005
Australia
90 day bank bills		5.82%		5.65%		5.71%
10 year bonds		5.70%		5.48%		5.34%
Australian Dollar		$0.76		$0.75		$0.78

Canada
90 day bank bills		4.12%		3.17%		2.47%
10 year bonds		4.47%		4.17%		4.14%
Canadian Dollar		$0.89		$0.85		$0.80

Malaysia
90 day T-bills		2.98%		2.82%		2.45%
10 year bonds		4.50%		4.18%		4.61%
Malaysian Ringgit*	~~R~~	3.62	~~R~~	3.78	~~R~~	3.80

New Zealand
90 day bank bills		7.52%		7.39%		6.98%
10 year bonds		5.72%		5.95%		5.82%
New Zealand Dollar		$0.64		$0.70		$0.73

Philippines
90 day T-bills		5.03%		6.16%		6.56%
10 year bonds		7.13%		11.71%		11.83%
Philippines Peso*	(Peso)	51.77	(Peso)	54.89	(Peso)	54.16

Singapore
90 day T-bills		2.90%		2.33%		1.97%
10 year bonds		3.51%		3.03%		2.87%
Singapore Dollar*	S$	1.58	S$	1.70	S$	1.63

South Korea
90 day T-bills		4.24%		3.72%		3.38%
10 year bonds		5.25%		5.49%		4.59%
South Korean Won*		(Won)943.20		(Won)1040.20		(Won)997.10

Thailand
90 day deposits		3.25%		1.75%		1.00%
10 year bonds		5.54%		6.51%		4.30%
Thai Baht*	~~B~~	37.57	~~B~~	40.80	~~B~~	39.46

United Kingdom
90 day bank bills		4.43%		4.45%		4.83%
10 year bonds		4.64%		4.34%		4.53%
British Pound		$1.82		$1.77		$1.91

U.S.$ Bonds**
Malaysia		5.49%		4.95%		4.45%
Philippines		5.44%		5.70%		6.02%
South Korea		4.94%		4.34%		4.24%

* These currencies are quoted Asian currency per U.S. dollar. The Australian, Canadian, and New Zealand dollars and British pound are quoted U.S. dollars per currency.

** Sovereign issues.

Aberdeen Asset Management Asia Limited

June 2006

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited)

As of April 30, 2006

Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)
LONG-TERM INVESTMENTS—107.7%
AUSTRALIA—22.2%
	Brisbane Airport Corporation, Ltd.,
AUD 4,000	7.30%, 6/30/10	Aaa	AAA	$3,143,953
	Commonwealth of Australia,
AUD 1,750	10.00%, 10/15/07	Aaa	AAA	1,407,482
AUD 1,750	7.50%, 9/15/09	Aaa	AAA	1,401,512
AUD 250	5.75%, 6/15/11	Aaa	AAA	190,256
AUD 100	6.50%, 5/15/13	Aaa	AAA	79,348
AUD 300	6.00%, 2/15/17	Aaa	AAA	232,861
	FGL Finance Australia, Ltd.,
AUD 500	6.25%, 3/17/10	Baa2	BBB-	374,967
	HSBC Bank,
AUD 1,000	6.77%, 2/27/09	NR	NR	746,608
	New South Wales Treasury Corporation,
AUD 3,700	7.00%, 12/01/10	NR	AAA	2,929,543
AUD 550	6.00%, 5/01/12	Aaa	AAA	419,182
	Northern Territory Treasury,
AUD 1,250	6.75%, 7/14/09	NR	NR	971,103
	Publishing & Broadcasting Finance, Ltd.,
AUD 800	6.15%, 7/04/15	NR	A-	586,537
	Queensland Treasury Corporation,
AUD 2,500	8.00%, 9/14/07 (Global)	Aaa	AAA	1,953,859
AUD 400	5.50%, 5/14/10	NR	AAA	300,261
AUD 1,500	6.00%, 6/14/11	Aaa	AAA	1,147,925
AUD 3,200	6.00%, 8/14/13	Aaa	AAA	2,453,535
AUD 2,200	6.00%, 10/14/15	Aaa	AAA	1,684,004
AUD 1,250	6.00%, 6/14/21	Aaa	AAA	952,803
	Tabcorp Investment No. 4 Pty, Ltd.,
AUD 1,000	6.50%, 10/13/11	NR	BBB+	756,996
	Telstra Corporation, Ltd.,
NZD 1,000	7.15%, 11/24/14	A2	A	636,249
	Treasury Corporation of Victoria,
AUD 1,500	10.25%, 11/15/06	Aaa	AAA	1,166,292
	Walker Finance Property, Limited,
AUD 700	5.862%, 12/30/11(a)	NR	AAA	532,335
	Western Australia Treasury Corporation,
AUD 2,500	8.00%, 10/15/07	Aaa	AAA	1,954,551
AUD 2,250	8.00%, 6/15/13	Aaa	AAA	1,906,235

				27,928,397

BRAZIL—1.1%
	Federal Republic of Brazil,
USD 1,200	10.00%, 8/07/11	Ba3	BB	1,407,000

CANADA—20.8%
	Canadian Government,
CAD 2,000	7.25%, 6/01/07	NR	AAA	1,843,220
NZD 1,000	6.625%, 10/03/07	Aaa	AAA	637,006
CAD 3,000	10.25%, 3/15/14	Aaa	AAA	3,695,739
CAD 2,000	8.00%, 6/01/23	Aaa	AAA	2,503,878
CAD 2,000	9.00%, 6/01/25	NR	AAA	2,780,331

See Notes to Financial Statements.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of April 30, 2006

Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)
LONG-TERM INVESTMENTS (continued)
	Canada (Cayman),
CAD 750	7.25%, 6/01/08	Aaa	NR	$703,789
	Ontario Hydro,
CAD 500	8.50%, 5/26/25	Aa2	AA	637,392
	Province of British Columbia,
CAD 2,000	9.50%, 1/09/12	Aa1	AA+	2,231,779
	Province of Manitoba,
NZD 1,000	6.375%, 9/01/15	Aa2	AA-	633,352
	Province of Manitoba Series EMTN,
CAD 3,500	7.00%, 5/21/07	Aa2	AA-	3,214,065
	Province of New Brunswick,
CAD 2,000	7.75%, 1/13/14	Aa3	AA-	2,122,115
	Province of Newfoundland,
CAD 1,000	5.125%, 12/29/10	A3	A-	905,249
	Province of Ontario,
NZD 1,500	6.25%, 6/16/15	Aa2	AA	943,270
	Province of Quebec,
NZD 1,000	6.75%, 11/09/15	A1	A+	640,554
	Quebec Hydro,
CAD 2,000	9.625%, 7/15/22	A1	A+	2,673,277

				26,165,016

COLOMBIA—1.3%
	Republic of Colombia,
COP 1,600,000	12.00%, 10/22/15	Ba2	BB	795,069
USD 600	10.375%, 1/28/33	Ba2	BB	825,000

				1,620,069

FINLAND—2.0%
	Republic of Finland,
GBP 1,250	10.125%, 6/22/08	Aaa	AAA	2,507,923

FRANCE—1.5%
	Dexia Municipal Agency,
NZD 3,000	7.00%, 11/26/07	Aaa	AAA	1,906,908

GERMANY—3.8%
	Kreditanstalt fuer Wiederaufbau,
MXN 15,000	9.75%, 5/27/08	Aaa	AAA	1,391,206
	Kreditanstalt fuer Wiederaufbau International Finance, Inc.,
USD 3,000	5.75%, 1/15/08	Aaa	AAA	3,024,186
	Kronos International, Inc.,
EUR 310	8.875%, 6/30/09	B2	NR	408,064

				4,823,456

JAMAICA—1.2%
	Government of Jamaica,
EUR 1,000	11.00%, 7/27/12	B1	B	1,505,284

KAZAKHSTAN—0.8%
	Kazkommerts International BV,
USD 1,000	7.875%, 4/07/14	Baa2	BB+	1,003,400

See Notes to Financial Statements.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of April 30, 2006

Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)
LONG-TERM INVESTMENTS (continued)
LUXEMBOURG—0.8%
	Vimpel-Communications,
USD 1,000	8.00%, 2/11/10	Ba3	BB	$1,021,071

MEXICO—2.0%
	Mexican Fixed Rate Bonds,
MXN 9,000	9.50%, 12/18/14	Baa1	A	857,383
	Mexican Government,
MXN 19,000	8.00%, 12/19/13	Baa1	A	1,661,108

				2,518,491

NETHERLANDS—1.8%
	Nederlandse Waterschapsbank,
NZD 500	6.50%, 10/17/08	Aaa	AAA	315,337
	Rabo Australia, Ltd.,
NZD 3,000	6.25%, 11/22/11	Aaa	AAA	1,874,408

				2,189,745

NEW ZEALAND—3.3%
	Auckland Healthcare Services, Ltd,
NZD 1,000	7.75%, 9/15/15	Aaa	AAA	684,290
	Bank of New Zealand,
NZD 1,000	7.50%, 9/15/08	NR	AA-	643,305
	Deutsche Bank AG,
NZD 2,000	7.14%, 6/16/14	A1	A+	1,282,827
	Housing New Zealand,
NZD 1,500	8.00%, 11/15/06	Aaa	AAA	956,419
	Powerco, Ltd.,
NZD 1,000	6.39%, 3/29/13	NR	AAA	625,381

				4,192,222

PERU—1.2%
	Republic of Peru,
USD 1,300	9.875%, 2/06/15	Ba3	BB	1,543,750

PHILIPPINES—2.9%
	Philippine Long Distance Telephone Company,
USD 1,400	11.375%, 5/15/12	Ba2	BB+	1,708,997
	Republic of Philippines,
USD 1,700	8.875%, 3/17/15	B1	BB-	1,921,000
USD 50	9.375%, 1/18/17	B1	BB-	58,367

				3,688,364

RUSSIA—1.4%
	Gazprom OAO,
USD 800	9.625%, 3/01/13	NR	BB+	944,000
	JSC Severstal,
USD 800	9.25%, 4/19/14	B2	B+	863,360

				1,807,360

See Notes to Financial Statements.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of April 30, 2006

Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)
LONG-TERM INVESTMENTS (continued)
SOUTH AFRICA—1.4%
	Republic of South Africa,
ZAR 8,700	13.00%, 8/31/10	A2	A+	$1,747,615

SWITZERLAND—6.3%
	Eurofima,
AUD 3,500	9.875%, 1/17/07	Aaa	AAA	2,727,879
AUD 200	6.00%, 1/28/14	Aaa	AAA	151,107
AUD 1,500	6.25%, 12/28/18	Aaa	AAA	1,157,936
	European Investment Bank,
NZD 2,300	7.00%, 12/17/07	Aaa	AAA	1,462,446
TRY 3,100	12.50%, 4/01/09	Aaa	AAA	2,394,815

				7,894,183

TURKEY—0.8%
	Republic of Turkey,
USD 800	11.00%, 1/14/13	Ba3	BB-	995,000

UNITED KINGDOM—26.6%
	Barclays Bank PLC,
GBP 1,000	9.875%, 5/29/49	Aa2	A+	1,979,461
	British Gas PLC,
GBP 1,400	8.875%, 7/08/08	A2	A	2,734,682
	Corsair Jersey No. 2, Ltd.,
AUD 300	6.877%, 3/20/13(a)	NR	AA+	228,337
	EGG Banking PLC,
GBP 500	5.125%, 12/21/07	A3	NR	908,527
	Prudential Finance B.V.,
GBP 500	9.375%, 6/04/07	NR	AA-	950,569
	United Kingdom Treasury,
GBP 1,100	7.50%, 12/07/06	Aaa	AAA	2,033,608
GBP 6,700	8.50%, 7/16/07	Aaa	AAA	12,744,102
GBP 3,800	5.75%, 12/07/09	Aaa	AAA	7,150,211
GBP 1,500	8.00%, 9/27/13	Aaa	AAA	3,292,977
GBP 600	8.00%, 12/07/15	Aaa	AAA	1,373,994

				33,396,468

UNITED STATES—4.5%
	Bank of America Corp.,
AUD 500	6.50%, 12/05/08	Aa2	AA-	381,938
	General Electric Capital Australia Funding Pty,
AUD 500	6.00%, 5/15/13	Aaa	AAA	372,341
	General Electric Capital Corp.,
NZD 1,000	6.625%, 2/04/10	Aaa	AAA	633,984
NZD 1,000	6.50%, 9/28/15	Aaa	AAA	625,664
	Goldman Sachs Group, Inc.,
AUD 500	6.35%, 4/12/16	Aa3	A+	371,028
	International Finance Corp.,
NZD 1,000	6.75%, 7/15/09	Aaa	AAA	634,669
	Merrill Lynch & Co., Inc.,
AUD 200	6.75%, 3/12/14	Aa3	A+	153,574

See Notes to Financial Statements.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of April 30, 2006

Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)
LONG-TERM INVESTMENTS (concluded)
	Morgan Stanley,
NZD 1,500	6.86%, 9/06/12	Aa3	NR	$949,695
	SLM Corp.,
NZD 1,500	6.50%, 6/15/10	A2	A	947,473
	Wells Fargo & Co.,
AUD 700	5.75%, 7/12/10	Aa1	AA-	520,603

				5,590,969

Total long-term investments (cost $119,900,726)				135,452,691

SHORT-TERM INVESTMENTS—7.5%
UNITED STATES—7.5%
CAD 647	State Street Bank and Trust Company Time Deposit, 2.00%, 5/03/06	NR	NR	577,395
GBP 691	State Street Bank and Trust Company Fixed Deposit, 4.25%, 5/03/06	NR	NR	1,255,998
NZD 485	State Street Bank and Trust Company Fixed Deposit, 5.50%, 5/03/06	NR	NR	308,387
USD 7,260	Repurchase Agreement, State Street Bank and Trust Company, 4.30% dated 4/28/06, due 5/01/06 in the amount of $7,260,000 (collateralized by $5,660,000 U.S. Treasury Bonds, 8.125% due 8/15/21; value $7,407,016)	NR	NR	7,260,000

Total short-term investments (cost $9,375,202)				9,401,780

Total Investments—115.2% (cost $129,275,928)				144,854,471
Other assets in excess of liabilities—8.7%				10,927,780
Liquidation value of preferred stock—(23.9%)				(30,000,000)

Net Assets Applicable to Common Shareholders—100.0%				$125,782,251

NR—Not rated by Moody’s and/or Standard & Poor’s.
AUD—Australian dollar	MXN—Mexican peso
CAD—Canadian dollar	NZD—New Zealand dollar
COP—Colombian peso	TRY—Turkish lira
EUR—Euro	USD—United States dollar
GBP—British pound	ZAR—South African rand
(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at April 30, 2006.

See Notes to Financial Statements.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of April 30, 2006

Interest Rate Swap Agreements

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
UBS AG	October 31, 2006	$4,800	2.6900%	1 month LIBOR	$64,733
UBS AG	October 31, 2007	7,200	3.1600%	1 month LIBOR	222,393
UBS AG	October 31, 2008	7,200	3.5400%	1 month LIBOR	292,162
UBS AG	October 31, 2010	4,800	4.0550%	1 month LIBOR	241,555

					$820,843

Futures Contracts

	Expiration	Contracts	Unrealized Appreciation/ (Depreciation)
Purchase Contract:
Australian Treasury Bond 6%—3 year	June 2006	12	$(2,493)
Sale Contract:
Australian Treasury Bond 6%—10 year	June 2006	4	6,138

			$3,645

Foreign Forward Currency Exchange Contracts

Purchase/Sale	Amount Purchased	Amount Sold	Purchase Value as of April 30, 2006	Sale Value as of April 30, 2006	Unrealized Appreciation/ (Depreciation)
United States Dollar/Mexico Peso
settlement date 6/22/06	USD2,022,710	MXN22,000,000	$2,022,710	$1,976,180	$46,530
United States Dollar/Turkish Lira
settlement date 6/22/06	USD1,166,691	TRY1,600,000	1,166,691	1,197,003	(30,312)
United States Dollar/Turkish Lira
settlement date 6/22/06	USD1,165,342	TRY1,600,000	1,165,342	1,197,003	(31,661)

		Net USD Total	$4,354,743	$4,370,186	$(15,443)

Tax Cost of Investments

The United States federal income tax basis of the Fund’s investments and net unrealized depreciation as of April 30, 2006 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Depreciation
$145,338,483	$3,204,307	$3,688,319	$484,012

For Federal income purposes, the Fund has a net capital loss carryforward as of October 31, 2005 of $1,132,559 of which $1,016,279 expires in 2010 and $116,280 expires in 2011. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

See Notes to Financial Statements.

Aberdeen Global Income Fund, Inc.

Statement of Assets and Liabilities (unaudited)

April 30, 2006

Assets
Investments, at value (cost $129,275,928)	$144,854,471
Foreign currency, at value (cost $6,951,356)	7,259,061
Cash	186,060
Cash at broker	117,696
Interest receivable	3,512,443
Net unrealized appreciation on interest rate swaps	820,843
Unrealized appreciation on forward foreign currency exchange contracts	46,530
Variation margin receivable for futures contracts	5,446
Prepaid expenses	11,163

Total assets	156,813,713

Liabilities
Dividends payable to common shareholders	558,342
Investment management fee payable	81,525
Dividends payable to preferred shareholders	67,111
Unrealized depreciation on forward foreign currency exchange contracts	61,973
Administration fee payable	18,813
Accrued expenses and other liabilities	243,698

Total liabilities	1,031,462

Preferred stock
$.001 par value per share and $25,000 liquidation value per share applicable to 1,200 shares; Note 5	30,000,000

Net Assets Applicable to Common Shareholders	$125,782,251

Composition of Net Assets Applicable to Common Shareholders
Common Stock (par value $.001 per share)	$9,306
Paid-in capital in excess of par	114,374,261
Distributions in excess of net investment income	(4,417,583)
Accumulated net realized loss on investment transactions	(831,344)
Net unrealized appreciation on investments	4,352,201
Accumulated net realized foreign exchange losses	(114,880)
Net unrealized foreign exchange gains	12,410,290

Net Assets Applicable to Common Shareholders	$125,782,251

Net asset value per common share based on 9,305,708 shares issued and outstanding	$13.52

See Notes to Financial Statements.

Aberdeen Global Income Fund, Inc.

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2006

Net Investment Income
Income
Interest and amortization of discount and premium (net of foreign withholding taxes of ($4,019))	$4,542,669

Expenses
Investment management fee	503,691
Directors’ fees and expenses	132,173
Administration fee	116,236
Legal fees and expenses	97,937
Reports to shareholders and proxy solicitation	65,454
Independent auditors’ fees and expenses	52,593
Insurance expense	46,285
Auction agent’s fees and expenses	39,608
Custodian’s fees and expenses	31,305
Investor relations fees and expenses	30,469
Transfer agent’s fees and expenses	12,135
Registration fees	893
Miscellaneous	27,550

Total operating expenses	1,156,329

Net investment income	3,386,340

Realized and Unrealized Gains/(Losses) on Investments, Swaps, Futures, and Foreign Currencies
Net realized gain on:
Investment transactions	223,697
Interest rate swaps	120,585
Futures contracts	30,076
Foreign currency transactions	408,899

783,257

Net change in unrealized appreciation/(depreciation) on:
Investments	(1,161,529)
Interest rate swaps	109,272
Futures contracts	4,065
Foreign currency translation	751,923

(296,269)

Net gain on investments, swaps, futures, and foreign currencies	486,988

Net increase in net assets resulting from operations	3,873,328

Dividends to Preferred Shareholders From Net Investment Income	(656,609)

Net Increase in Net Assets Applicable to Common Shareholders Resulting From Operations	$3,216,719

See Notes to Financial Statements.

Aberdeen Global Income Fund, Inc.

Statements of Changes in Net Assets Applicable to Common Shareholders

	For the Six Months Ended April 30, 2006 (unaudited)	For the Year Ended October 31, 2005
Increase/(Decrease) in Net Assets Applicable to Common Shareholders
Operations
Net investment income	$3,386,340	$7,047,291
Net realized gain on investments, swaps, and futures transactions	374,358	2,140,935
Net realized gain on foreign currency transactions	408,899	8,645,234
Net change in unrealized appreciation/(depreciation) on investments, swaps, and futures	(1,048,192)	172,298
Net change in unrealized appreciation/(depreciation) on foreign currency translation	751,923	(9,004,148)

Net increase in net assets resulting from operations	3,873,328	9,001,610

Dividends to preferred shareholders from net investment income	(656,609)	(927,701)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	3,216,719	8,073,909

Distributions to common shareholders from net investment income	(6,513,992)	(6,698,146)

Common Stock Transactions
Reinvestment of dividends resulting in the issuance of 0 and 21,052 shares of common stock, respectively	—	299,781

Total increase/(decrease) in net assets applicable to common shareholders	(3,297,273)	1,675,544
Net Assets Applicable to Common Shareholders
Beginning of period	129,079,524	127,403,980

End of period (including distributions in excess of net investment income of ($4,417,583) and ($633,322), respectively)	$125,782,251	$129,079,524

See Notes to Financial Statements.

Aberdeen Global Income Fund, Inc.

Financial Highlights

	For the Six Months Ended April 30, 2006 (unaudited)		For the Year Ended October 31,
			2005	2004
PER SHARE OPERATING PERFORMANCE(1):
Net asset value per common share, beginning of period	$13.87		$13.72	$12.43

Net investment income	0.36		0.76	0.68
Net realized and unrealized gains on investments, swaps futures and foreign currencies	0.06		0.21	1.38
Dividends to preferred shareholders:
From net investment income	(0.07)		(0.10)	(0.05)

Total from investment operations applicable to common shareholders	0.35		0.87	2.01

Distributions to common shareholders:
From net investment income	(0.70)		(0.72)	(0.72)
Tax return of capital	—		—	—

Total distributions	(0.70)		(0.72)	(0.72)

Net asset value per common share, end of period	$13.52		$13.87	$13.72

Market value, end of period	$13.00		$13.05	$14.02

Number of shares of common stock outstanding (000 omitted)	9,306		9,306	9,285
TOTAL INVESTMENT RETURN BASED ON(2):
Market value	5.06%		(1.94)%	8.77%
Net asset value	2.80%		6.50%	16.64%
RATIO TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS/SUPPLEMENTARY DATA(3):
Net assets applicable to common shareholders, end of period (000 omitted)	$125,782		$129,080	$127,404
Average net assets applicable to common shareholders (000 omitted)	$126,287		$131,739	$121,359
Operating expenses	1.85	%(4)	1.71%	1.96%
Net investment income	4.36	%(4)	4.65%	4.86%
Portfolio turnover	15%		36%	22%
Senior securities (preferred stock) outstanding (000 omitted)	$30,000		$30,000	$30,000
Asset coverage on preferred stock at period end	519%		530%	525%

(1)	Based on average shares outstanding.
(2)	Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(3)	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders. Ratio of net investment income before preferred stock dividends to average net assets of common shareholders is 5.41%, 5.35%, 5.22%, 4.90%, 5.22% and 6.98%, respectively.
(4)	Annualized.

See Notes to Financial Statements.

Aberdeen Global Income Fund, Inc.

Financial Highlights (concluded)

	For the Year Ended October 31,
	2003	2002	2001
PER SHARE OPERATING PERFORMANCE(1):
Net asset value per common share, beginning of period	$10.46	$9.99	$10.20

Net investment income	0.57	0.52	0.71
Net realized and unrealized gains on investments, swaps futures and foreign currencies	2.17	0.76	0.07
Dividends to preferred shareholders:
From net investment income	(0.05)	(0.07)	(0.15)

Total from investment operations applicable to common shareholders	2.69	1.21	0.63

Distributions to common shareholders:
From net investment income	(0.44)	(0.04)	(0.34)
Tax return of capital	(0.28)	(0.70)	(0.50)

Total distributions	(0.72)	(0.74)	(0.84)

Net asset value per common share, end of period	$12.43	$10.46	$9.99

Market value, end of period	$13.62	$9.35	$9.00

Number of shares of common stock outstanding (000 omitted)	9,268	9,266	9,266
TOTAL INVESTMENT RETURN BASED ON(2):
Market value	55.30%	12.45%	11.20%
Net asset value	26.70%	13.30%	7.40%
RATIO TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS/SUPPLEMENTARY DATA(3):
Net assets applicable to common shareholders, end of period (000 omitted)	$115,183	$96,951	$92,539
Average net assets applicable to common shareholders (000 omitted)	$107,415	$92,148	$93,987
Operating expenses	2.30%	2.17%	2.11%
Net investment income	4.49%	4.57%	5.46%
Portfolio turnover	31%	39%	17%
Senior securities (preferred stock) outstanding (000 omitted)	$30,000	$30,000	$30,000
Asset coverage on preferred stock at period end	484%	423%	408%

(1)	Based on average shares outstanding.
(2)	Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(3)	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders. Ratio of net investment income before preferred stock dividends to average net assets of common shareholders is 5.41%, 5.35%, 5.22%, 4.90%, 5.22% and 6.98%, respectively.
(4)	Annualized.

See Notes to Financial Statements.

Aberdeen Global Income Fund, Inc.

Notes to Financial Statements (unaudited)

Aberdeen Global Income Fund, Inc. (the “Fund”) was incorporated in Maryland on June 28, 1991, as a closed-end, non-diversified investment company.

The Fund’s principal investment objective is to provide high current income by investing primarily in fixed-income securities. As a secondary investment objective, the Fund seeks capital appreciation, but only when consistent with its principal investment objective. In order to comply with a rule adopted by the Securities and Exchange Commission under the Investment Company Act of 1940 regarding fund names, the Board of Directors has adopted an investment policy that, for as long as the name of the Fund remains Aberdeen Global Income Fund, Inc., it shall be the policy of the fund normally to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes, in debt securities. This 80% investment policy is a non-fundamental policy of the Fund and may be changed by the Board of Directors upon 60 days prior written notice to shareholders. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, country or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Basis of Presentation:

The financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States of America using the United States dollar as both the functional and reporting currency. However, the Australian Dollar, Canadian Dollar and British Pound are the functional currencies for Federal tax purposes (see Taxes below).

Securities Valuation:

The Fund’s Board of Directors has adopted Pricing and Valuation Procedures (the “Procedures”) to be used in determining the value of the assets held by the Fund. In accordance with the Procedures, investments are stated at value. Investments for which market quotations are readily available are valued at the last trade price on the date of determination as obtained from a pricing source. If no such trade price is available, such investments are valued at the quoted bid price or the mean between the quoted bid and asked price on the date of determination as obtained from a pricing source.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available (including investments which are subject to limitations as to their sale) are to be valued at fair value. As a general rule, whether or not the Fund is required to “fair value price” an asset is dependent on the ready availability of current market quotes or, even if readily available, the reliability of

Aberdeen Global Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

such quotes. Any assets for which market quotations are not readily available or for which available prices are not reliable, shall be determined in a manner that most fairly reflects the asset’s (or group of assets) “fair value” (i.e., the amount that the Fund might reasonably expect to receive for the asset upon its current sale) on the valuation date, based on a consideration of all available information.

The Procedures provide that in certain instances, including without limitation, if there is a “stale price” for a portfolio security, in an emergency situation, or if a significant event occurs after the close of trading of a portfolio security, but before the calculation of the Fund’s net asset value, the security may be valued at its fair value.

Repurchase Agreements:

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund’s policy that its custodian/counterparty segregates the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation:

Foreign currency amounts are translated into United States dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the exchange rates at the end of the reporting period;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

The Fund isolates that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at the end of the reporting period. Similarly, the Fund isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the reporting period.

Net realized foreign exchange gains/(losses) includes realized foreign exchange gains/(losses) from sales and maturities of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gains/(losses) include changes in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate. Accumulated realized and unrealized foreign exchange gains/(losses) shown in the

Aberdeen Global Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

composition of net assets represent foreign exchange gains/(losses) for book purposes that have not yet been recognized for tax purposes.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Securities Transactions and Investment Income:

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized on an effective yield basis over the estimated lives of the respective securities. Expenses are accrued on a daily basis.

Derivative Financial Instruments:

The Fund is authorized to use derivatives to manage currency risk, credit risk and interest rate risk and to replicate or as a substitute for physical securities. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

Interest Rate Swap:

The Fund may engage in certain interest rate swap transactions to hedge the Fund’s AMPS. An interest rate swap is an agreement between two parties, which involves the exchange of floating and fixed rate interest payments for a specified period of time. Interest rate swaps involve the accrual and exchange of interest payments between the parties. These payments are recorded as realized gain/(loss).

During the term of the swap, changes in the value of the swap are recognized as unrealized gains and losses by “marking-to-market” to reflect the fair market value of the swap. When the swap is terminated, the Fund will record a realized gain/(loss) equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The Fund is exposed to credit risk in the event of non-performance by the other party to the interest rate swap. However, the Fund does not anticipate non-performance by any counterparty.

Foreign Forward Currency Exchange Contracts:

A forward currency contract involves an obligation to purchase and sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The foreign currency contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund

Aberdeen Global Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Risks arise from the unanticipated movements in the value of the foreign currency relative to the functional currencies and from potential inability of counterparties to meet the terms of their contracts.

Financial Futures Contracts:

A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Options:

When the fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). As of April 30, 2006, there were no open option contracts.

Distributions:

It is the Fund’s current policy to pay distributions from net investment income supplemented by net realized foreign exchange gains, net realized short-term capital gains and return of capital distributions if necessary, on a monthly basis. The Fund will also declare and pay distributions at least annually from net realized gains on investment transactions and net realized foreign exchange gains, if any. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are accrued on a daily basis and are determined as described in Note 5.

Income distributions and capital and currency gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currencies, loss deferrals and recognition of market discount and premium.

Aberdeen Global Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

Taxes:

For Federal income and excise tax purposes, substantially all of the Fund’s transactions are accounted for using the functional currencies. Accordingly, only realized currency gains/(losses) resulting from the repatriation of any of the functional currencies (Australian Dollar, Canadian Dollar or British Pound) into U.S. dollars or another functional currency and realized currency gains and losses on non-functional currencies are recognized for U.S. tax purposes.

No provision has been made for United States of America Federal income taxes because it is the Fund’s policy to meet the requirements of the United States of America Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Under the applicable foreign tax law, a withholding tax may be imposed on interest and discounts earned at various rates.

Use of Estimates:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

Aberdeen Asset Management Asia Limited (the “Investment Manager”) serves as the investment manager to the Fund and Aberdeen Asset Management Limited (the “Investment Adviser’) serves as investment adviser to the Fund, pursuant to a management agreement and an advisory agreement, respectively. The Investment Adviser is an indirect wholly-owned subsidiary of the Investment Manager, which is a direct wholly-owned subsidiary of Aberdeen Asset Management PLC. The Investment Manager has also entered into an agreement with CIBC World Markets, Inc. (the “Consultant”).

The Investment Manager makes investment decisions on behalf of the Fund on the basis of recommendations and information furnished to it by the Investment Adviser and the Consultant, including the selection of and the placement of orders with brokers and dealers to execute portfolio transactions on behalf of the Fund.

The management agreement provides the Investment Manager with a fee, payable monthly, at the following annual rates: 0.65% of the Fund’s average weekly total net assets of both common and preferred shareholders up to $200 million, 0.60% of such assets between $200 million and $500 million and 0.55% of such assets in excess of $500 million. The Investment Manager pays fees to the Investment Adviser and the Consultant for their services rendered. The Fund’s Investment Manager informed the Fund that it paid $195,423 to the Investment Adviser and approximately $2,600 to the Consultant during the six months ended April 30, 2006.

Aberdeen Global Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

Aberdeen Asset Management Inc., (“AAMI”), an affiliate of the Investment Manager and the Investment Adviser, is the Fund’s Administrator. Pursuant to the administration agreement, as in effect prior to January 12, 2006 AAMI received a fee at an annual rate of 0.15% of the Fund’s average weekly net assets of both common and preferred shareholders. Effective January 12, 2006, the administration agreement was amended to provide that AAMI receives a fee at an annual rate equal to 0.15% of the Fund’s average weekly Managed Assets, which are defined as net assets plus the amount of any borrowings for investment purposes.

Under terms of an Investor Relations Services Agreement, AAMI serves as the Fund’s investor relations services provider. This agreement provides AAMI with a monthly retainer of $4,000 plus out-of-pocket expenses. During the six months ended April 30, 2006, the Fund incurred fees of $25,094 for the services of AAMI. Investor relations fees and expenses in the Statement of Operations include certain out-of-pocket expenses.

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2006 aggregated $23,462,334 and $20,857,910, respectively.

Note 4. Common Stock

There are 300 million shares of $.001 par value common stock authorized. At April 30, 2006, there were 9,305,708 shares issued and outstanding.

On March 1, 2001, the Board of Directors approved a stock repurchase program. The stock repurchase program allows the Fund to repurchase up to 10% of its common stock in the open market during any 12-month period, if and when the discount to NAV is at least 10%. Through April 30, 2006, there have been no share repurchases through this program.

Note 5. Preferred Stock

There are 100 million shares of $.001 par value of AMPS authorized. The 1,200 shares of AMPS outstanding consist of one series, W-7. The AMPS have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends whether or not declared. The AMPS have rights set forth in the Fund’s Articles of Amendment and Restatement.

Dividends on the AMPS are cumulative at a rate typically reset every 28 days based on the results of an auction. Dividend rates ranged from 4.20% to 4.85% during the six months ended April 30, 2006. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding AMPS would be less than 200%.

The AMPS are redeemable at the option of the Fund, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The AMPS are also subject to mandatory redemption at $25,000 per share plus any accumulated but

Aberdeen Global Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Charter are not satisfied.

The holders of AMPS have voting rights equal to the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class. However, holders of AMPS are also entitled to elect two of the Fund’s directors.

Note 6. Subsequent Events

Subsequent to April 30, 2006, the Fund declared a monthly distribution of 6 cents per common share payable on June 16, 2006 and July 14, 2006 to common shareholders of record on May 31, 2006 and June 30, 2006, respectively.

Subsequent to April 30, 2006, distributions declared and paid on the AMPS totaled $156,765 for the outstanding preferred share series through June 8, 2006.

Effective June 7, 2006, the manner in which the fees payable by the Fund to the Investment Manager under the management agreement, and by the Investment Manager to the Investment Adviser under the investment advisory agreement, are calculated and paid was amended, in light of changes approved by shareholders to the Fund’s use of leverage and the geographic scope of the Fund’s investments. The management agreement and investment advisory agreement currently provide that the fees thereunder are calculated and paid based upon Managed Assets, defined as net assets plus the amount of any borrowings for investment purposes.

Supplemental Information (unaudited)

Results of Annual Meeting of Shareholders

The Annual Meeting of Shareholders was held on Thursday, March 9, 2006 and reconvened on April 6, 2006, at 1735 Market Street, Philadelphia, Pennsylvania. The description of each proposal and number of shares voted at the meeting are as follows:

1.	To elect two directors to serve as Class II directors for a three-year term expiring in 2009:

	Votes For	Votes Withheld
William J. Potter	5,410,552	350,637
Peter D. Sacks	5,410,952	350,237

Aberdeen Global Income Fund, Inc.

Supplemental Information (unaudited) (continued)

2.	To elect two directors to represent the interests of the holders of the preferred stock for the ensuing year:

	Votes For	Votes Withheld
Dr. Anton E. Schrafl	982	53
John T. Sheehy	982	53

3A.	To approve amendment of the Fund’s principal investment objectives:

Votes For	Votes Against	Votes Withheld
4,307,117	457,208	264,888

3B.	To approve amendment of the Fund’s fundamental investment policies with respect to the credit quality of the Fund’s portfolio securities:

Votes For	Votes Against	Votes Withheld
3,811,863	931,139	286,210

4A.	To approve amendment of the Fund’s fundamental investment restriction regarding borrowing:

Votes For	Votes Against	Votes Withheld
4,203,488	524,197	301,526

4B.	To approve amendment of the Fund’s fundamental investment restriction regarding concentration of investments:

Votes For	Votes Against	Votes Withheld
4,309,175	419,520	300,517

5A.	To approve an amendment to the Fund’s Management Agreement:

Votes For	Votes Against	Votes Withheld
4,166,802	528,999	333,411

5B.	To approve an amendment to the Fund’s Investment Advisory Agreement:

Votes For	Votes Against	Votes Withheld
4,178,621	531,391	319,201

6.	To approve the amendment and restatement of the Fund’s Charter:

Votes For	Votes Against	Votes Withheld
4,300,600	396,539	332,072

Directors whose term of office continued beyond this meeting are as follows: David L. Elsum, Martin J. Gilbert, P. Gerald Malone, Neville J. Miles, E. Duff Scott, and Warren C. Smith.

Aberdeen Global Income Fund, Inc.

Supplemental Information (unaudited) (continued)

Considerations in Approving Renewal of Management Agreement and Investment Advisory Agreement (collectively, “Agreements”)

In December 2005, at an in-person meeting, the Board of Directors, including all of the directors who are not parties to the Agreements or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any such party (“Independent Directors”), considered and approved the renewal of the Agreements for an additional term of twelve months. At this meeting, the Directors reviewed an extensive report prepared by the Investment Manager and the Investment Adviser (collectively, the “Advisers”) in response to a request submitted by the Independent Directors’ independent legal counsel on behalf of such Directors, and discussed this report with representatives of the Advisers. The Independent Directors also consulted in executive session with counsel to the Independent Directors regarding the renewal of the Agreements. The Directors also considered the recommendation of the Contract Review Committee of the Board (the “Committee”), consisting solely of Independent Directors, that the Agreements be renewed, noting that the Committee had discussed, in executive session with independent counsel, the nature, extent and quality of the management and advisory services provided to the Fund by the Advisers, the level of the management and advisory fees, the costs of the services provided and the profits realized by the Advisers, the Fund’s expense ratio, its relative and absolute performance, any economies of scale with respect to the management of the Fund, any ancillary benefits received by the Advisers and their affiliates as a result of their relationship with the Fund, and various other matters included within the report of the Advisers. Given the fact that (i) all management fees payable by the Fund are payable only to the Investment Manager, and the Investment Manager pays a portion of those fees to the Investment Adviser, an affiliated entity which is under common ownership by Aberdeen Asset Management PLC, and (ii) the Investment Manager and the Investment Adviser use a team approach to the making of investment decisions, the Board of Directors did not separately consider the renewal of the Management Agreement and the Investment Advisory Agreement, but rather viewed the Investment Manager and the Investment Adviser as providers of a unified service. However, the Board was provided, and did consider, information as to the services provided by each of the Investment Manager and the Investment Adviser, the fees payable by the Fund to the Investment Manager and by the Investment Manager to the Investment Adviser and, as noted below, certain pro forma estimates as to the profitability of each in respect of their services to the Fund. The Board’s consideration of investment performance, expenses and economies of scale, as further discussed below, was focused at the Fund level without any separate attribution of those factors to the Investment Manager and the Investment Adviser given the impracticalities inherent in attempting any such attribution.

In approving (or in the case of the Committee, recommending) the renewal of the Agreements, the Committee, the Independent Directors and the entire Board of Directors, concluded that:

•	The effective annual management fee rate paid by the Fund to the Investment Manager for investment management services was within a reasonable range relative to the effective

Aberdeen Global Income Fund, Inc.

Supplemental Information (unaudited) (continued)

advisory fee rates of a comparison group consisting of an eight-fund category of closed-end global income funds compiled by Lipper Inc. at the request of the Fund (the “Peer Group”), including Aberdeen Asia-Pacific Income Fund, Inc., another U.S. closed-end fund managed by the Investment Manager (“FAX”) and was below the weighted average fee rate of six funds within the Peer Group. The Board assumed that the Lipper compilation of funds represented a reasonably comparable group and that the compilation provided a reasonably reliable general indication of relative fees. Additionally, the Board noted that the Fund’s effective management fee rate of 0.65% contained in the Lipper data was higher than the annual fee rate of 0.57% paid to the Investment Manager by a non-U.S. fund listed on the Toronto Stock Exchange. However, the Board determined that this disparity was reasonable due to the lower complexity of that fund, which does not have a global investment mandate and is not subject to the same diversification requirements.

•	They were satisfied with the nature, quality and extent of services provided by the Advisers. In reaching this conclusion, the Committee, the Independent Directors and the Board reviewed, among other things, the Adviser’s investment experience, including the positive growth and development of their Far East operations as well as the Aberdeen Group’s global activities, especially in North America, the emerging markets and Australia. The Committee, the Independent Directors and the Board received information regarding the Advisers’ compliance with applicable laws and SEC and other regulatory inquiries or audits of the Fund and the Advisers. The Committee also received and considered a report from the Chief Executive of Aberdeen Asset Management PLC in regard to, among other matters, the financial capacity of the Advisers’ parent company to support the services provided by its subsidiaries to the Fund and the strengthening of the parent company’s balance sheet during the last year. The Committee, the Independent Directors and the Board also considered the background and experience of the Advisers’ senior management and the qualifications, background and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management services for the Fund.

•	The Fund experienced above-average investment performance, based on an analysis of total return, as compared to the funds within the Peer Group (ranking third out of eight for the year ended October 31, 2005 and first out of eight for the year ended October 31, 2004). The Committee, the Independent Directors and the Board received and considered information regarding the Fund’s total return in U.S. dollar terms for each of the last five fiscal years on a gross and net basis and relative to the Fund’s benchmark, the Fund’s share performance and premium/discount information during the same period and the impact of foreign currency movements on the Fund’s performance in U.S. dollar terms. The Committee, the Independent Directors and the Board also received and reviewed information as to the Fund’s total return for each of the last five fiscal years as compared with the total returns of each of the funds included in the Peer Group. The Committee, the Independent Directors and the Board further reviewed the impact of the Fund’s preferred

Aberdeen Global Income Fund, Inc.

Supplemental Information (unaudited) (continued)

stock on the returns to shareholders, and information as to the Fund’s discount/premium ranking relative to the Peer Group for the one, two, five and seven year periods ended October 31, 2005.

•	The Fund’s expense ratio of 1.961% for the fiscal year ended October 31, 2004 was the highest compared to a selected group of funds of relatively comparable asset size within the Peer Group. However, the Committee, the Independent Directors and the Board noted that the Lipper methodology excluded the Fund’s assets attributable to its preferred stock. After adjusting to add back such assets, the Fund’s ratio decreased, and the Committee, the Independent Directors and the Board believed such adjustment to be appropriate since total expenses included expenses related to the management of such assets. They further noted that the Fund’s expense ratio was high due to the fact that many of the Fund’s expenses are fixed while the asset base of the Fund against which those expenses are charged is relatively small, and that the Fund’s size was the smallest within the comparison group.

•	Any potential economies of scale were being shared between the Fund and the Advisers in an appropriate manner. This determination was based on factors including that the Fund’s management fee schedule provided significant breakpoints at higher asset levels, and that profitability of the Investment Manager and the Investment Adviser were determined to be reasonable based upon the Board’s review of the Peer Group data and other information provided to the Board.

•	In light of the costs of providing investment management and advisory services to the Fund, the profits that the Advisers received, individually and on an aggregate basis (based on certain pro forma estimates), with respect to providing investment management and advisory services to the Fund were reasonable, and any ancillary benefits received by the Advisers and their affiliates as a result of their relationship with the Fund were reasonable.

As noted above, the Board reviewed detailed materials received from the Advisers as part of the renewal process. The Board also regularly reviews and assesses the quality of the services the Fund receives throughout the year. In this regard, the Board reviews reports of the Advisers at least in each of its regular quarterly meetings, which include, among other things, a portfolio review and Fund performance reports.

In considering the Agreements, the Committee, the Independent Directors and the Board did not identify any factor as all-important or all-controlling and instead considered these factors collectively in light of the Fund’s surrounding circumstances. After considering the above-described factors and based on the deliberations and its evaluation of the information provided to it, the Committee, the Independent Directors and the Board concluded that approval of the renewal of the Agreements was in the best interest of the Fund and its shareholders. Accordingly, the Board, and the Independent Directors voting separately, unanimously approved the renewal of the Agreements.

Aberdeen Global Income Fund, Inc.

Directors

P. Gerald Malone, Chairman

David L. Elsum

Martin J. Gilbert

Neville J. Miles

William J. Potter

Peter D. Sacks

Anton E. Schrafl

E. Duff Scott

John T. Sheehy

Warren C. Smith

Officers

Martin J. Gilbert, President

Alison Briggs, Vice President

Derek Fulton, Vice President

Steve Ilott, Vice President

Annette Fraser, Vice President

James Capezzuto, Vice President—Compliance

Christian Pittard, Treasurer and Assistant Secretary

Alan Goodson, Secretary and Assistant Treasurer

Beverley Hendry, Assistant Treasurer

Timothy Sullivan, Assistant Treasurer

Donald C. Burke, Assistant Treasurer

Andrea L. Melia, Assistant Treasurer

Sander M. Bieber, Assistant Secretary

The accompanying Financial Statements as of April 30, 2006 were not audited and accordingly, no opinion is expressed thereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock in the open market.

Aberdeen Global Income Fund, Inc.

Corporate Information

Investment Manager	Aberdeen Asset Management Asia Limited 21 Church Street #01-01 Capital Square Two Singapore 049480

Investment Adviser	Aberdeen Asset Management Limited Level 6, 201 Kent Street Sydney, NSW 2000, Australia

Administrator	Aberdeen Asset Management Inc. 1735 Market Street, 37th Floor Philadelphia, PA 19103

Consultant	CIBC World Markets, Inc. BCE Place, Canada Trust Tower P.O. Box 500 Toronto, Ontario, M5J 2S8 Canada

Custodian	State Street Bank and Trust Company One Heritage Drive North Quincy, MA 02171

Transfer Agent	The Bank of New York Shareholder Relations Department P.O. Box 11258 Church Street Station New York, NY 10286 1-800-432-8224

Auction Agent	Deutsche Bank Trust Company Americas 280 Park Avenue, 9th Floor New York, NY 10018

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP 300 Madison Avenue New York, NY 10017

Legal Counsel	Dechert LLP 1775 I Street, N.W. Washington, DC 20006

Investor Relations	Aberdeen Asset Management Inc. Las Olas Place 300 S.E. 2nd Street Suite #820 Ft. Lauderdale, FL 33301 1-866-839-5233 InvestorRelations@aberdeen-asset.com

Aberdeen Asset Management Asia Limited

The common shares of Aberdeen Global Income Fund, Inc. are traded on the American Stock Exchange under the symbol “FCO.” Information about the Fund’s net asset value and market price is published weekly in Barron’s and in the Monday edition of The Wall Street Journal.

This report, including the financial information herein, is transmitted to the shareholders of Aberdeen Global Income Fund, Inc. for their general information only. It does not have regard to the specific investment objectives, financial situation and the particular needs of any specific person. Past performance is no guarantee of future returns.

Item 2 –	Code of Ethics.

     Not required to be included in this filing.

Item 3 –	Audit Committee Financial Expert.

     Not required to be included in this filing.

Item 4 –	Principal Accountant Fees and Services.

     Not required to be included in this filing.

Item 5 –	Audit Committee of Listed Registrants.

     Not required to be included in this filing.

Item 6 –	Schedule of Investments.

     Included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

Item 7	– Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

      Not required to be included in this filing.

Item 8	– Portfolio Managers of Closed-End Management Investment Companies.

     (a) Not applicable.

     (b) Not applicable.

Item 9	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs [1]	(d) Maximum Number of Shares That May Yet Be Purchased Under the Plans or Programs [1]
November 1 through November 30, 2005	0	0	0	930,571
December 1 through December 31, 2005	0	0	0	930,571
January 1 through January 31, 2006	0	0	0	930,571
February 1 through February 28, 2006	0	0	0	930,571
March 1 through March 31, 2006	0	0	0	930,571
April 1 through April 30, 2006	0	0	0	930,571
Total	0	0	0	—

[1]	The Registrant’s stock repurchase program was announced on March 19, 2001 and allows the Registrant to repurchase up to 10% of its outstanding shares of common stock, par value $.001 per share, on the open market during any 12 month period if and when the discount to net asset value is at least 10%.

Item 10	– Submission of Matters to a Vote of Security Holders.

During the period ended April 30, 2006, there were no material changes to the policies by which stockholders may recommend nominees to the Fund’s Board.

Item 11	– Controls and Procedures.

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12	– Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Global Income Fund, Inc.

By:	/s/ Martin Gilbert
Martin Gilbert, President of Aberdeen Global Income Fund, Inc.

Date: June 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Gilbert
Martin Gilbert, President of Aberdeen Global Income Fund, Inc.

Date: June 29, 2006

By:	/s/ Christian Pittard
Christian Pittard, Treasurer of Aberdeen Global Income Fund, Inc.

Date: June 29, 2006